Commitments, Guarantees and Contingent Liabilities (Tables)	9 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rentals on Non-Cancelable Operating Leases
The minimum future rentals on
non-cancelable
operating leases as of March 31, 2019 are as follows:

Years ending March 31,	Millions of yen
2020	¥7,694
2021	6,647
2022	5,923
2023	5,434
2024	4,802
Thereafter	34,485

Total	¥64,985

Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers
As of March 31, 2019 and December 31, 2019, the amounts due are as follows:

	Millions of yen
	March 31, 2019	December 31, 2019
Within one year	¥4,323	¥3,905
More than one year	3,185	4,579

Total	¥7,508	¥8,484

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts
The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2019 and December 31, 2019:

	March 31, 2019			December 31, 2019
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥500,499	¥6,707	2026	¥498,541	¥6,045	2027
Transferred loans	175,623	1,436	2059	195,190	1,408	2060
Consumer loans	343,119	42,400	2030	342,156	42,406	2030
Housing loans	40,395	4,701	2048	11,143	4,513	2048
Other	263	1	2024	186	1	2024

Total	¥1,059,899	¥55,245	—	¥1,047,216	¥54,373	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2019 and December 31, 2019:

	Millions of yen
	March 31, 2019	December 31, 2019
Lease payments, loans and investment in operating leases	¥109,210	¥130,832
Investment in securities	160,408	162,317
Property under facility operations	31,264	28,250
Other assets and other	28,895	22,168

Total	¥329,777	¥343,567